Pensions	12 Months Ended
Dec. 31, 2023
Pensions [Abstract]
Pensions
19.	Pensions

Gorilla Taiwan has a defined benefit pension plan in accordance with the Labor Standards Act, covering all regular employees’ service years prior to the enforcement of the Labor Pension Act on July 1, 2005 and service years thereafter of employees who choose to continue to be subject to the pension mechanism under the Labor Standards Act. Under the defined benefit plan, two units are accrued for each year of service for the first 15 years and one unit for each additional year thereafter, subject to a maximum of 45 units. Pension benefits are based on the number of units accrued and the average monthly salaries and wages of the last 6 months prior to retirement. Gorilla Taiwan contributes monthly to the employees’ individual pension accounts based on 2% of the employees’ monthly salaries with the Trust Department, Bank of Taiwan. The trustee is under the name of the independent retirement fund committee. Also, Gorilla Taiwan would assess the balance in the aforementioned labor pension reserve account by December 31, every year. If the account balance is not enough to pay the pension calculated by the aforementioned method to the employees expected to qualify for retirement in the following year, Gorilla Taiwan will make contribution for the deficit by next March. As of December 31, 2023, there is no participant in this plan.

a)	The amounts recognized in the balance sheet are as follows:

	December 31, 2023	December 31, 2022
Present value of defined benefit obligation	$-	$101,505
Fair value of plan assets	(460,732)	(482,957)
Net defined benefit asset	$(460,732)	$(381,452)

b)	Movements in net defined benefit assets are as follows.

Year ended December 31, 2023	Present value of defined benefits obligation	Fair value of plan assets	Net defined benefit asset

Balance at January 1	$101,505	$(482,957)	$(381,452)
Current service cost	17,257	-	17,257
Interest expense (income)	1,504	(7,154)	(5,650)
Net exchange differences	(1,151)	(279)	(1,430)
	119,115	(490,390)	(371,275)
Remeasurements:
Return on plan asset	$-	($1,045)	($1,045)
Experience adjustment	(88,412)	-	(88,412)
	(88,412)	(1,045)	(89,457)
Paid pension	(30,703)	30,703	-
At December 31	$-	$(460,732)	$(460,732)

Year ended December 31, 2022	Present value of defined benefits obligation	Fair value of plan assets	Net defined benefit asset

Balance at January 1	$83,205	$(495,059)	$(411,854)
Interest expense (income)	634	(3,770)	$(3,136)
Net exchange differences	(9,014)	49,961	40,947
	74,825	(448,868)	(374,043)

Remeasuments:
Return on plan assets	$-	$(34,089)	$(34,089)
Change in financial assumptions	13,799	-	13,799
Experience adjustments	12,881	-	12,881
	26,680	(34,089)	(7,409)
Balance at December 31	$101,505	$(482,957)	$(381,452)

c)	The Bank of Taiwan was commissioned to manage the fund of the Group’s defined benefit pension plan (the “Fund) in accordance with the Fund’s annual investment and utilization plan and the “Regulations for Revenues, Expenditures, Safeguard and Utilization of the Labor Retirement Fund” (Article 6: The scope of utilization for the Fund includes deposit in domestic or foreign financial institutions, investment n domestic or foreign listed, over-the counter, or private placement equity securities, investment in domestic or foreign real estate securitization products, etc.). With regard to the utilization of the Fund, its minimum earnings in the annual distributions on the final financial statements shall be no less than the earnings attainable from the amounts accrued from two-year time deposits with the interest rates offered by local banks. If the earnings is less than aforementioned rates, government shall make payment for the deficit after approval by the Regulator. The Group has the classification of plan assets fair value in accordance with IAS 19 Paragraph 142. The composition of fair value of plan assets as of December 31, 2023 and 2022 is given in the Annual Labor Retirement Fund Utilization Report announced by the government.

d)	The principal actuarial assumptions used were as follows:

	Year ended December 31, 2023	Year ended December 31, 2022
Discount rate	1.09%	1.48%
Future Salary increases	0.00%	5.00%

Future mortality rate was estimated based on the 6th Taiwan Standard Ordinary Experience Mortality Table.

Because the main actuarial assumption changed, the present value of defined benefit obligation is affected. The analysis was as follows:

	Discount rate		Future salary increases
	Increase 0.5%	Decrease 0.5%	Increase 0.5%	Decrease 0.5%
December 31, 2023
Effect on present value of defined benefit obligation	$-	$-	$-	$-
December 31, 2022
Effect on present value of defined benefit obligation	$(8,597)	$9,541	$9,150	$(8,369)

The sensitivity analysis above was based on one assumption which changed while the other conditions remain unchanged. In practice, more than one assumption may change all at once. The method of analyzing sensitivity and the method of calculating net pension liability in the balance sheet are the same.

The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the previous period.

e)	Expected contributions to the defined benefit pension plans of the Group for the year ending December 31, 2024 amount to $0.

f)	As of December 31, 2023, the weighted average duration of that retirement plan is 0 year. The analysis of timing of the future pension payment was $0.

g)	Effective July 1, 2005, Gorilla Taiwan and NSGUARD have established a defined contribution pension plan (the “New Plan”) under the Labor Pension Act, covering all regular employees with R.O.C. nationality. Under the New Plan, Gorilla Taiwan and NSGUARD contribute monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum upon termination of employment.

h)	The Company’s overseas subsidiaries have established defined contribution plans. Monthly contributions to an independent fund administered by the government are in accordance with the pension regulations. Other than the monthly contribution, the subsidiaries have no further obligations.

i)	The pension costs under the defined contribution pension plans of the Group for each of the years ended December 31, 2023, 2022 and 2021 were $358,957, $448,545, and $467,076, respectively.